Commitments and Contingencies - Credit Extension Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Commitments [Line Items]
Expire in One Year or Less	$ 483,319	$ 471,320
Expire After One Year Through Three Years	147,778	126,525
Expire After Three Years Through Five Years	167,689	163,616
Expire After Five Years	58,081	36,254
Notional Amount of Credit Extension Commitments	856,867	797,715
Loan commitments
Other Commitments [Line Items]
Expire in One Year or Less	84,884	79,897
Expire After One Year Through Three Years	119,272	97,583
Expire After Three Years Through Five Years	158,920	146,743
Expire After Five Years	37,112	18,942
Notional Amount of Credit Extension Commitments	400,188	343,165
Home equity lines of credit
Other Commitments [Line Items]
Expire in One Year or Less	7,074	6,292
Expire After One Year Through Three Years	18,438	19,679
Expire After Three Years Through Five Years	5,126	12,319
Expire After Five Years	19,697	15,417
Notional Amount of Credit Extension Commitments	50,335	53,707
Standby letters of credit and financial guarantees
Other Commitments [Line Items]
Expire in One Year or Less	19,584	19,259
Expire After One Year Through Three Years	9,903	9,106
Expire After Three Years Through Five Years	3,385	4,519
Expire After Five Years	1,218	1,807
Notional Amount of Credit Extension Commitments	34,090	34,691
Standby letters of credit and financial guarantees | Credit Card and Other Consumer
Other Commitments [Line Items]
Notional Amount of Credit Extension Commitments	164	396
Standby letters of credit and financial guarantees | Investment grade
Other Commitments [Line Items]
Notional Amount of Credit Extension Commitments	25,500	26,100
Standby letters of credit and financial guarantees | Non-investment grade
Other Commitments [Line Items]
Notional Amount of Credit Extension Commitments	8,400	8,200
Letters of credit
Other Commitments [Line Items]
Expire in One Year or Less	1,650	1,883
Expire After One Year Through Three Years	165	157
Expire After Three Years Through Five Years	258	35
Expire After Five Years	54	88
Notional Amount of Credit Extension Commitments	2,127	2,163
Legally binding commitments
Other Commitments [Line Items]
Expire in One Year or Less	113,192	107,331
Expire After One Year Through Three Years	147,778	126,525
Expire After Three Years Through Five Years	167,689	163,616
Expire After Five Years	58,081	36,254
Notional Amount of Credit Extension Commitments	486,740	433,726
Credit card lines
Other Commitments [Line Items]
Expire in One Year or Less	370,127	363,989
Expire After One Year Through Three Years	0	0
Expire After Three Years Through Five Years	0	0
Expire After Five Years	0	0
Notional Amount of Credit Extension Commitments	$ 370,127	$ 363,989